Basis of Presentation and Summary of Significant Accounting Policies - Stock-Based Compensation (Detail)	12 Months Ended
Dec. 31, 2016
Basis of Presentation and Summary of Significant Accounting Policies
Requisite service period	4 years
Dividend yield	0.00%